Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 22,951,473	¥ 30,718,631
Available-for-sale debt securities, Gross unrealized gains	38,854	36,004
Available-for-sale debt securities, Gross unrealized losses	355,986	341,467
Available-for-sale debt securities	22,634,341	30,413,168
Held-to-maturity debt securities, Amortized cost	26,012,561	23,272,185
Held-to-maturity debt securities, Gross unrealized gains	28,463	15,277
Held-to-maturity debt securities, Gross unrealized losses	1,147,794	640,469
Held-to-maturity debt securities, fair value	24,893,230	22,646,993
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	14,179,972	22,314,148
Available-for-sale debt securities, Gross unrealized gains	124	2,326
Available-for-sale debt securities, Gross unrealized losses	263,553	232,617
Available-for-sale debt securities	13,916,543	22,083,857
Held-to-maturity debt securities, Amortized cost	16,590,035	14,354,434
Held-to-maturity debt securities, Gross unrealized gains	0	4
Held-to-maturity debt securities, Gross unrealized losses	849,169	395,239
Held-to-maturity debt securities, fair value	15,740,866	13,959,199
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	177,037	319,774
Available-for-sale debt securities, Gross unrealized gains	1	3
Available-for-sale debt securities, Gross unrealized losses	10,587	9,779
Available-for-sale debt securities	166,451	309,998
Held-to-maturity debt securities, Amortized cost	2,847,328	2,545,627
Held-to-maturity debt securities, Gross unrealized gains	0	0
Held-to-maturity debt securities, Gross unrealized losses	165,266	93,141
Held-to-maturity debt securities, fair value	2,682,062	2,452,486
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	4,646,116	4,149,418
Available-for-sale debt securities, Gross unrealized gains	14,579	11,679
Available-for-sale debt securities, Gross unrealized losses	61,469	82,628
Available-for-sale debt securities	4,599,226	4,078,469
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	989,473	905,194
Available-for-sale debt securities, Gross unrealized gains	9,756	10,213
Available-for-sale debt securities, Gross unrealized losses	17,969	11,524
Available-for-sale debt securities	981,260	903,883
Held-to-maturity debt securities, Amortized cost	243,772	214,949
Held-to-maturity debt securities, Gross unrealized gains	0	0
Held-to-maturity debt securities, Gross unrealized losses	6,061	3,602
Held-to-maturity debt securities, fair value	237,711	211,347
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,015,934	1,121,879
Available-for-sale debt securities, Gross unrealized gains	1,197	583
Available-for-sale debt securities, Gross unrealized losses	109	211
Available-for-sale debt securities	1,017,022	1,122,251
Held-to-maturity debt securities, Amortized cost	4,488,121	4,690,277
Held-to-maturity debt securities, Gross unrealized gains	25,121	10,826
Held-to-maturity debt securities, Gross unrealized losses	124,695	148,066
Held-to-maturity debt securities, fair value	4,388,547	4,553,037
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,590,991	1,405,859
Available-for-sale debt securities, Gross unrealized gains	9,585	7,491
Available-for-sale debt securities, Gross unrealized losses	254	1,199
Available-for-sale debt securities	1,600,322	1,412,151
Held-to-maturity debt securities, Amortized cost	1,843,305	1,466,898
Held-to-maturity debt securities, Gross unrealized gains	3,342	4,447
Held-to-maturity debt securities, Gross unrealized losses	2,603	421
Held-to-maturity debt securities, fair value	1,844,044	1,470,924
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	351,950	502,359
Available-for-sale debt securities, Gross unrealized gains	3,612	3,709
Available-for-sale debt securities, Gross unrealized losses	2,045	3,509
Available-for-sale debt securities	¥ 353,517	¥ 502,559